Acquisition of Midatech Pharma US, Inc.	12 Months Ended
Dec. 31, 2017
Acquisition Of Midatech Pharma Us Inc.
Acquisition of Midatech Pharma US, Inc.

11	Acquisition of Midatech Pharma US, Inc.

On 4 December 2015, the Group acquired 100% of the voting equity of DARA BioSciences, Inc. whose principal activity is the sale and marketing of a portfolio of cancer supportive care pharmaceutical products.  At completion of that transaction DARA BioSciences, Inc. was merged into a wholly owned subsidiary of Midatech Pharma PLC and the name of the merged entity was changed to Midatech Pharma US, Inc.  The principal reason for this acquisition was to acquire commercial infrastructure and capability in the US market.

The revenue included in the consolidated statement of comprehensive income between 4 December 2015 and 31 December 2015 contributed by Midatech Pharma US, Inc. was £502k.  Midatech Pharma US, Inc. contributed a net loss of £238k over the same period.  If the acquisition had occurred at 1 January 2015 group revenue would have been £3.67m and the group loss for the period would have been £19.34m.

Acquisition related costs of £2.77m were incurred in relation to this acquisition and are included within (administrative expenses) within the consolidated statement of comprehensive income for the period.

The main factors leading to the recognition of goodwill are the presence of certain intangible assets, such as the assembled workforce of the acquired entity, its established commercial infrastructure and the expected synergies of the enlarged Group which do not qualify for separate recognition.

In addition to the consideration outlined below, additional cash consideration may have become payable (up to a maximum of £3.85m/$5.7m) if specified sales milestones had been achieved for the years ended 31 December 2016 and 2017, however, these milestones were not met.

The goodwill and intangible assets recognised will not attract tax deductions.

Fair value
£’000
Identifiable intangible assets:
Product and marketing rights	15,477

Property, plant and equipment	16
Receivables and other debtors	515
Stock	152
Payables and other liabilities	(4,150)
Deferred tax	(6,191)
Cash	2,289

Total net assets	8,108

Equity instruments (5,422,028 ordinary shares) Deferred Equity instruments	14,427
- Share options*	1,056
- Warrants*	2,155
- Preference share redemption**	422

Total consideration	18,060

Goodwill on acquisition	9,952

*The share options and the warrants were valued using the Black Scholes model.

** The preference share redemption was valued on a cash basis

The net cash inflow in 2015 in respect of the acquisition of the subsidiary comprised:

£’000
Cash paid on completion – preferred share redemption	(422)
Net cash acquired	2,289
1,867

Assumption of DARA BioSciences, Inc. share options and warrants

At the time of completion of the merger with DARA BioSciences, Inc. there were a number of outstanding and unexercised options and warrants over common stock in DARA. Under the terms of the merger these options and warrants became exercisable for a number of Midatech ordinary shares equal to the product of (A) the number of shares of DARA common stock that were issuable upon exercise of the stock option or warrant immediately prior to the merger, multiplied by (B) a factor of 0.272, that being the Exchange Ratio defined in the merger agreement, rounded down to the nearest whole number of Midatech ordinary shares.

The per share exercise price for each Midatech ordinary share issuable upon exercise of each stock option or warrant will be equal to (C) the exercise price per share of DARA common stock at which the DARA stock option or warrant was exercisable divided by (D) the Exchange Ratio of 0.272, rounded up to the nearest whole cent.  All other terms, notably including expiration dates, remained materially the same.

As at 31 December 2017 there were DARA options outstanding over 134,670 Midatech ordinary shares (2016: 300,728, 2015: 721,000) with a weighted average exercise price of $6.69 per share (2016: $7.19, 2015: $7.62), within a range of $2.54 to $644.12 (2016: $2.54 to $770.59, 2015: $2.54 to $770.59), and a weighted average remaining contractual life of 6.7 years (2016: 7.7 years, 2015: 8.5 years). The risk-free rate ranged from 0.00% to 1.08% (2016: 0.00% to 1.14%, 2015: 0.63% to 1.81%), volatility of 42.5% (2016: 60% to 77%, 2015: 59% to 79%) and the expected life from 0.3 to 7.8 years (2016: 0.8 to 8.8 years, 2015: 1.9 to 8.6 years). The exercise of all options would raise additional cash of $0.90m (2016: $2.16m, 2015: $5.50m).

Also at 31 December 2017 there were DARA warrants outstanding over 2,528,455 Midatech ordinary shares (2016: 3,017,773, 2015: 3,034,437) with a weighted average exercise price of $7.45 per share (2016: $9.44, 2015: $9.67), within a range of $3.05 to $24.08 (2016: $3.06 to $27.58, 2015: $3.06 to $164.71), and a weighted average remaining contractual life of 1.4 years (2016: 2.1 years, 2015: 3.1 years). The risk-free rate ranged from 0.00% to 0.71% (2016: 0.00% to 0.71%, 2015: 0.44% to 1.63%), volatility of 42.5% (2016: 60% to 66%, 2015: 59% to 79%) and the expected life from 0.1 to 4.9 years (2016: 0.1 to 5.9 years, 2015: 0.1 to 7.0 years).  The exercise of all warrants would raise additional cash of $18.84m (2016: $28.48m, 2015: $29.33m).

The share options and warrants were valued using the Black Scholes model for the purpose of calculating the consideration payable for the DARA business. These options and warrants are treated as an equity settled derivative, held as a fair value through profit and loss instrument, see note 21.